Background Information	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 1 - Background Information

StemGen, Inc (the “Company”) was incorporated in Delaware in 1992, and in 1996 received all remaining assets of Infotechnology, Inc. (“Infotech”), a Delaware company, following the completion of Infotech’s Chapter 11 Bankruptcy reorganization, in accordance with an Assignment and Assumption Agreement, dated October 11, 1996, and effective as of June 21, 1996. As a result of a series of transactions during the 1980’s, Infotech, then principally engaged in the information and communications business, acquired equity interests in Comtex News Network, Inc. (“Comtex”) and Analex Corporation (“Analex”), formerly known as Hadron, Inc. Our business was the maintenance of our equity interest in and note receivable from Comtex and equity interest in Analex.

On September 25, 2006, we exchanged the equity investment in Comtex common stock and the Note Receivable from Comtex of $856,954, for 55,209 shares of the StemGen Series A Preferred stock. We no longer have an equity interest in either the common stock of Comtex or the Note from Comtex.

During October 2006, we sold the remaining 21,000 shares of common stock of publicly held Analex, a defense contractor specializing in systems engineering and developing innovative technical intelligence solutions in support of U.S. national security. We no longer have an equity interest in Analex.

On December 24, 2012, the Corporation received a nonrefundable deposit of $32,500 under a Letter of Intent (“LOI”) which it entered into on December 11, 2012 with StemGen Inc. a Nevada corporation. Effective February 5, 2013, the Company amended its Certificate of Incorporation. As a result of the Amendment, the Company’s corporate name changed from Amasys Corporation to StemGen, Inc. and a reverse stock split was effectuated where all the outstanding shares of the Company’s common stock were exchanged at a ratio of one for eighty. The LOI was terminated on August 6, 2013.

Since we redeemed and converted all of our outstanding Series A Preferred Stock at the end of September 2006, starting October 1, 2006 through June 30, 2014, we had not conducted any business operations.

StemGen is a business accelerator. It is in the business of investing in private companies and assisting those companies to execute their business plans. The Company searches for targets that have a market-ready product or process that requires additional assistance to move ahead and be a dominant player in their market. The targets must have a unique product or service that has the ability to disrupt or change the market in which they operate.

On June 27, 2014, the board of directors designated 1,000,000 shares of Series E preferred stock. The Series E preferred stock has a par value of $0.01 and ranks subordinate to the Company’s common stock as to distributions of assets upon liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary. The outstanding shares of Series E preferred stock have the right to take action by written consent or vote based on the number of votes equal to twice the number of votes of all outstanding shares of capital stock. On the same date, the Company issued 1,000,000 shares of Series E Preferred stock to Landor Investment Corp. (“Landor”) in exchange for services valued at $10,000. On the date of the transaction, Landor held 99.2% of our common stock.

On May 15, 2015, we purchased 100% of the membership interests in Global Visionary Investments LLC, a business advisory services company, (“Global Visionary”) as a means to facilitate the process of driving possible target leads and vetting potential investments in those targets. We purchased Global Visionary for cash payments of $50,000 and the issuance of a convertible note for $100,000. As of June 30, 2015, we had paid $35,000 of the $50,000. The remaining $15,000 was paid after the close of the fiscal year. The convertible note matures on May 15, 2018 and bears interest at 10% per year. The note is convertible into shares of our common stock at 25% of the volume weighted average closing price of the Company’s common stock for the five trading days prior to the notice of intent to convert. In no event shall the conversion rate be lower than $0.05 per share.

Global Visionary has a limited exclusive license with SOKAP, a Canadian corporation. SOKAP provides business intelligence in deal sourcing and target vetting. Through their proprietary geo-targeting software platform, the acquisition targets have the opportunity to market their products and services in a unique way through licensing specific territories for the sale of their products or services. This creates a unique sales channel opportunity that does not currently have any competitors.

We believe that the acquisition of Global Visionary represents a beneficial opportunity to diversify and expand our business platform to attract a larger audience of potential investment targets.